Principal activities and organization (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	¥ 628,958		¥ 595,250		$ 88,586
Total liabilities	332,578		321,127		46,842
Total net revenues	1,084,662	$ 152,771	1,046,236	¥ 951,592
Net income/(loss)	23,257	3,275	9,691	(4,467)
Net cash provided by operating activities	59,521	8,383	57,819	42,301
Net cash provided by/(used in) investing activities	(59,543)	(8,386)	(54,026)	(74,248)
Net cash provided by/(used in) financing activities	(5,808)	(818)	1,180	19,503
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(5,705)	(804)	8,463	(13,942)
Cash, cash equivalents, and restricted cash at beginning of year	85,115	11,988	76,693	90,519
Cash, cash equivalents, and restricted cash at end of year	79,398	$ 11,183	85,115	76,693
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	295,766		273,533	245,572	$ 41,658	¥ 204,486
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets	81,301		78,162
Total liabilities	74,855		74,553
Total net revenues	145,795		134,516	117,419
Net income/(loss)	2,503		1,137	(3,069)
Net cash provided by operating activities	3,291		5,434	1,593
Net cash provided by/(used in) investing activities	3,324		(4,498)	(10,089)
Net cash provided by/(used in) financing activities	(900)		(1,306)	11,611
Net increase/(decrease) in cash, cash equivalents, and restricted cash	5,715		(370)	3,115
Cash, cash equivalents, and restricted cash at beginning of year	5,190		5,560	2,445
Cash, cash equivalents, and restricted cash at end of year	10,905		5,190	5,560
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs	3,378
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	6,446		3,609
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated [Member]
VIEs and VIEs' subsidiaries
Total assets	78,316		71,527
Total liabilities	40,607		39,368
Total net revenues	¥ 85,140		¥ 72,666	¥ 59,124